SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Fair Value of Marketable Securities (Details) (USD $)	Jun. 30, 2012
Quoted Prices in Active Markets (Level 1)
Marketable securities - available for sale, net of discount for effect of restriction
Significant Other Observable Inputs (Level 2)
Marketable securities - available for sale, net of discount for effect of restriction
Significant Unobservable Inputs (Level 3)
Marketable securities - available for sale, net of discount for effect of restriction